UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2007
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      CHARTER OAK PARTNERS
           --------------------------------------------------
Address:   10 WRIGHT STREET
           --------------------------------------------------
           WESTPORT, CT 06880
           --------------------------------------------------

Form 13F File Number:  28-01685
                      ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      FINE PARTNERS, L.P.
           --------------------------------------------------
Title:     JERROLD N. FINE, GENERAL PARTNER
           --------------------------------------------------
Phone:     203-226-7591
           --------------------------------------------------

Signature, Place, and Date of Signing:

           /s/ Jerrold N. Fine         Westport, CT                2/14/08
       ------------------------   ------------------------------  ----------
             [Signature]                [City, State]               [Date]




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Report Type (Check only one.):

[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                       1
                                               -------------

Form 13F Information Table Entry Total:                 39
                                               -------------

Form 13F Information Table Value Total:          $ 234,487
                                               -------------
                                               (in thousands)




Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.         Form 13F File Number           Name


       1.                                       CHARTER OAK MANAGEMENT GP LLC,
                                                GENERAL PARTNER



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                                                      Form 13F INFORMATION TABLE

           COLUMN 1                COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5     COLUMN 6  COLUMN 7         COLUMN 8
------------------------------ ---------------- ---------- -------- ------- --- ---- ---------- -------- ----------------------
                                                            VALUE   SHRS OR SH/ PUT/ INVESTMENT  OTHER       VOTING AUTHORITY
    NAME OF ISSUER              TITLE OF CLASS    CUSIP    (x$1000) PRN AMT PRN CALL DISCRETION MANAGERS    SOLE   SHARED NONE
------------------------------ ---------------- ---------- -------- ------- --- ---- ---------- -------- --------- ------ -----
AFFYMAX INC                    COM              00826A109    1,789   80,000 SH          SOLE               80,000    0      0
ALLEGHENY TECHNOLOGIES INC     COM              01741R102    4,968   57,500 SH          SOLE               57,500    0      0
AMERICAN INTL GROUP INC        COM              026874107    4,373   75,000 SH          SOLE               75,000    0      0
AMYLIN PHARMACEUTICALS INC     COM              032346108    3,700  100,000 SH          SOLE              100,000    0      0
ANADARKO PETE CORP             COM              032511107    3,771   57,400 SH          SOLE               57,400    0      0
AT&T INC                       COM              00206R102   10,396  250,147 SH          SOLE              250,147    0      0
BEST BUY INC                   COM              086516101    5,711  108,472 SH          SOLE              108,472    0      0
CADBURY SCHWEPPES PLC          ADR              127209302    7,425  150,402 SH          SOLE              150,402    0      0
CARNIVAL CORP                  PAIRED CTF       143658300    2,225   50,000 SH          SOLE               50,000    0      0
COMMSCOPE INC                  COM              203372107    2,461   50,000 SH          SOLE               50,000    0      0
CONAGRA FOODS INC              COM              205887102    4,169  175,241 SH          SOLE              175,241    0      0
ENERGYSOUTH INC                COM              292970100    4,671   80,542 SH          SOLE               80,542    0      0
JOHNSON & JOHNSON              COM              478160104    8,352  125,214 SH          SOLE              125,214    0      0
KEY ENERGY SVCS INC            COM              492914106   12,222  849,316 SH          SOLE              849,316    0      0
KROGER CO                      COM              501044101    5,342  200,000 SH          SOLE              200,000    0      0
LINCOLN NATL CORP IND          COM              534187109    6,986  120,000 SH          SOLE              120,000    0      0
MIRANT CORP NEW                COM              60467R100   11,703  300,241 SH          SOLE              300,241    0      0
MORTONS RESTAURANT GRP INC N   COM              619430101      253   27,121 SH          SOLE               27,121    0      0
MURPHY OIL CORP                COM              626717102   12,878  151,786 SH          SOLE              151,786    0      0
MYLAN INC                      COM              628530107    7,030  500,000 SH          SOLE              500,000    0      0
O REILLY AUTOMOTIVE INC        COM              686091109    3,896  120,123 SH          SOLE              120,123    0      0
PENNEY J C INC                 COM              708160106    4,619  105,000 SH          SOLE              105,000    0      0
POWERWAVE TECHNOLOGIES INC     COM              739363109    1,211  300,599 SH          SOLE              300,599    0      0
PREMIER EXHIBITIONS INC        COM              74051E102    5,365  490,435 SH          SOLE              490,435    0      0
PREMIER EXHIBITIONS INC        COM              74051E102    2,844  260,000 SH  CALL    SOLE              260,000    0      0
RADNET INC                     COM              750491102    8,132  801,144 SH          SOLE              801,144    0      0
RELIANT ENERGY INC             COM              75952B105   16,760  638,735 SH          SOLE              638,735    0      0
ROYAL CARIBBEAN CRUISES LTD    COM              V7780T103   12,732  300,000 SH          SOLE              300,000    0      0
SMITH INTL INC                 COM              832110100    7,385  100,000 SH          SOLE              100,000    0      0
STREETTRACKS GOLD TR           GOLD SHS         863307104      825   10,000 SH          SOLE               10,000    0      0
TALISMAN ENERGY INC            COM              87425E103   11,651  629,078 SH          SOLE              629,078    0      0
TD AMERITRADE HLDG CORP        COM              87236Y108    4,822  240,396 SH          SOLE              240,396    0      0
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209    7,650  164,581 SH          SOLE              164,581    0      0
TIME WARNER INC                COM              887317105    3,701  224,193 SH          SOLE              224,193    0      0
TRANSMONTAIGNE PARTNERS L P    COM UNIT L P     89376V100    3,833  135,000 SH          SOLE              135,000    0      0
VALIDUS HOLDINGS LTD           COM SHS          G9319H102    2,744  105,622 SH          SOLE              105,622    0      0
VELOCITY EXPRESS CORP          COM PAR NEW      92257T707      842  275,930 SH          SOLE              275,930    0      0
WAL MART STORES INC            COM              931142103    6,205  130,550 SH          SOLE              130,550    0      0
WYETH                          COM              983024100    8,845  200,161 SH          SOLE              200,161    0      0

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